Dividends - Dividend Policy (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Dividend declared and paid (interim)	R 0	R 0	R 1,501
Dividend declared after 31 December (final)	3,708	0	0
Total dividends declared for the year	R 3,708	R 0	R 1,501
Dividend per share (interim) (in ZAR cents per share)	R 0	R 0	R 0.53
Dividend per share (final) (in ZAR cents per share)	R 1.31	R 0	R 0
Dividends paid during the financial year	R 0	R 0	R 4,953
Dividends paid to NCI of subsidiaries during the financial year	302	173	365
Total dividends paid for the year	R 302	R 173	R 5,318
Dividends declared (in ZAR cents per share)	R 1.31	R 0
Dividend payout, as percentage of normalized earnings	35.00%
Minimum
Disclosure of classes of share capital [line items]
Percentage of normalised earnings	25.00%
Maximum
Disclosure of classes of share capital [line items]
Percentage of normalised earnings	35.00%